Law Offices

Stradley Ronon Stevens & Young, LLP

2005 Market Street
Suite 2600
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

January 28, 2011

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Scout Funds
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

In connection with the registration by Scout Funds, an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith Scout Funds’ registration statement on Form N-14, including exhibits (the “Registration Statement”).  Pursuant to Rule 488 under the 1933 Act, the Registration Statement is scheduled to automatically become effective 30 days after this filing.

The Registration Statement is being filed to register shares of beneficial interest of the Scout Bond Fund (which will be renamed the Scout Core Bond Fund) and the Scout Core Plus Bond Fund, series of Scout Funds (the “Acquiring Funds”), that will be issued to the shareholders of the Frontegra Columbus Core Fund and the Frontegra Columbus Core Plus Fund, respectively, series of Frontegra Funds, Inc. (unaffiliated funds) (the “Acquired Funds”), in connection with the reorganization of the Acquired Funds into the Acquiring Funds.  The Combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Funds to approve an Agreement and Plan of Reorganization.

Today, the registrant is also filing a separate Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A to register shares of the Scout Core Plus Bond Fund (a new series of Scout Funds), and to effectuate certain changes to the Scout Bond Fund (an existing series of Scout Funds) in order to conform the Scout Bond Fund’s investment objective and policies to those of the Frontegra Columbus Core Fund, re-designate existing shares of the Scout Bond Fund as Institutional Class shares, create a new class of shares (Class Y) of the Scout Bond Fund and reflect the new fund name (“Scout Core Bond Fund”).

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8521 or, in my absence, to Michael P. O’Hare, Esq. at (215) 564-8198.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.